UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE


                   Report for the Quarter Ended June 30, 2001


                          American Financial Group, Inc.
                 One East Fourth Street, Cincinnati, Ohio 45202
     -------------------------------------------------------------------------
     (Name and Address of Institutional Investment Manager Filing this Report)


                            Form 13F File Number:  28-4389


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

                                 Fred J. Runk
                     Senior Vice President and Treasurer
                                (513) 579-2489
                -----------------------------------------------
                (Name, Title and Phone Number of Person Signing
                 this Report on Behalf of Reporting Manager)


Signature:

Fred J. Runk                            Cincinnati, Ohio     August 8, 2001
----------------------------------
Fred J. Runk
Senior Vice President and Treasurer


Report Type:
         [X]  13F HOLDINGS REPORT.
         [ ]  13F NOTICE.
         [ ]  13F COMBINATION REPORT.












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                            FORM 13F SUMMARY PAGE
                            ---------------------




Number of Other Included Managers:                         3
                                                      -----------

Form 13F Information Table Entry Total:                    40
                                                      -----------

Form 13F Information Table Value Total (thousands):    $935,355
                                                      -----------


Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than American Financial Group, Inc.):

    Number       13F File Number         Name of Subsidiary
    ------       ---------------         ------------------------------------

       1.             28-5042             AFC Holding Company

       2.             28-497              American Financial Corporation

       3.             28-498              Great American Insurance Company



























                                    Page 2

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
                                                                 FORM 13F INFORMATION TABLE


                                                          Column 4:  Column 5:                                  Column 8:
                                  Column 2:                 Market   Shares or   Column 6: Column 7:       Voting Authority
           Column 1:              Title of     Column 3:     Value   Principal  Investment   Other   ----------------------------
       Name of Issuer                Class       CUSIP     (000's)      Amount  Discretion  Managers    Sole    Shared    None
      ---------------          -------------- ---------- ---------- ----------- ---------- --------- ---------- ------ ----------

HOLDINGS OF GREAT AMERICAN
INSURANCE COMPANY
------------------------------
AOL TIME WARNER INC                  COM      00184A 10 5 $   1,386     26,149SH   Defined    1,2,3      26,149
ADELPHIA COMMUNICATIONS CORP         CL A     006848 10 5     1,066     26,000SH   Defined      "        26,000
AT HOME CORP                       COM SER A  045919 10 7        21     10,000SH   Defined      "        10,000
CHIQUITA BRANDS INTL INC             COM      170032 10 6    24,474 17,235,424SH   Defined      "    17,235,424
COMCAST CORP                         CL A     200300 10 1       816     19,000SH   Defined      "        19,000
COMCAST CORP                       CL A SPL   200300 20 0     1,519     35,000SH   Defined      "                        35,000
GREAT AMERN FINL RES INC             COM      389915 10 9   632,482 35,059,995SH   Defined      "    35,059,995
MARSH SUPERMARKETS INC               CL B     571783 20 8     2,502    189,543SH   Defined      "                       189,543
MARSH SUPERMARKETS INC               CL A     571783 30 7       562     39,543SH   Defined      "        39,543
METRICOM INC                         COM      591596 10 1        26     15,000SH   Defined      "        15,000
PROVIDENT FINL GROUP INC             COM      743866 10 5   183,439  5,572,271SH   Defined      "     5,572,271
RCN CORP                             COM      749361 10 1       115     21,000SH   Defined      "        21,000
SEABULK INTL INC                     COM      81169P 10 1       163     32,667SH   Defined      "        32,667
SEPRACOR INC                         COM      817315 10 4     1,465     36,800SH   Defined      "        36,800
WASHINGTON MUT INC                   COM      939322 10 3       756     20,134SH   Defined      "        20,134

HOLDINGS OF OTHER SUBSIDIARIES
OF AFG EACH HAVING LESS THAN
$100 MILLION IN 13F SECURITIES
------------------------------
ADELPHIA COMMUNICATIONS CORP        CL A      006848 10 5     2,157     52,605SH   Defined     1,2       52,605
AT HOME CORP                     COM SER A    045919 10 7       180     84,018SH   Defined      "        84,018
BRISTOL MYERS SQUIBB CO             COM       110122 10 8     1,046     20,000SH   Defined    1,2,3      20,000
BROADWING INC                       COM       111620 10 0       797     32,611SH   Defined     1,2       32,611
CABLEVISION SYS CORP           CL A NY CABLVS 12686C 10 9       293      5,000SH   Defined      "         5,000
CABLEVISION SYS CORP           CL A RAINB MED 12686C 84 4        65      2,500SH   Defined      "         2,500
CHIQUITA BRANDS INTL INC            COM       170032 10 6     9,601  6,760,871SH   Defined    1,2,3   6,760,871
COMCAST CORP                        CL A      200300 10 1       636     14,800SH   Defined     1,2       14,800
COMCAST CORP                      CL A SPL    200300 20 0       597     13,760SH   Defined      "                        13,760
JOHN HANCOCK BK &THRIFT OPP FD   SH BEN INT   409735 10 7       463     52,200SH   Defined      "        52,200
HOST MARRIOTT CORP NEW              COM       44107P 10 4       127     10,110SH   Defined      "        10,110
LEUCADIA NATL CORP                  COM       527288 10 4       855     26,352SH   Defined      "        26,352
MARSH SUPERMARKETS INC              CL B      571783 20 8     7,046    533,801SH   Defined      "                       533,801
MARSH SUPERMARKETS INC              CL A      571783 30 7     9,802    690,301SH   Defined      "       690,301
METLIFE INC                         COM       59156R 10 8     1,522     49,115SH   Defined      "        49,115
METRICOM INC                        COM       591596 10 1        35     20,000SH   Defined      "        20,000
POPULAR INC                         COM       733174 10 6     6,236    189,320SH   Defined    1,2,3     189,320
PROVIDENT FINL GROUP INC            COM       743866 10 5    22,944    696,943SH   Defined      "       696,943
RCN CORP                            COM       749361 10 1       386     70,250SH   Defined      "        70,250
SEABULK INTL INC                    COM       81169P 10 1     1,405    280,934SH   Defined      "       280,934
SEPRACOR INC                        COM       817315 10 4     2,961     74,400SH   Defined      "        74,400
US BANCORP DEL                     COM NEW    902973 30 4       635     28,462SH   Defined     1,2       28,462
WASHINGTON MUT INC                  COM       939322 10 3     1,696     45,179SH   Defined    1,2,3      45,179
WESTPOINT STEVENS INC               COM       961238 10 2        40     29,400SH   Defined     1,2       29,400
ZENITH NATL INS CORP                COM       989390 10 9    13,038    482,900SH   Defined      "       482,900
                                                          ---------
                                REPORT TOTAL               $935,355
                                                          =========


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